Employee Benefit Plans (Pension and Postretirement Plans) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Nov. 26, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Document Fiscal Year Focus	2018
Other	$ 105	$ (116)	$ 542
Beginning Balance, Plan Assets	35,689
Ending Balance, Plan Assets	35,253	35,689
Noncurrent liability				$ 4,018		$ 3,036
Payment for Pension Benefits	147	2,112	303
Current year actuarial gain (loss)	(1,819)	241	(785)
Current year prior service cost/credit	22	(2)	13
Amortization of prior service credit	344	529	535
Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Benefit Obligation	767	805
Service Cost	2	2	3
Interest cost	26	29	34
Actuarial loss (gain)	(52)	(4)
Total benefits paid	70	87
Defined Benefit Plan, Benefit Obligation, Business Combination	186	0
Plan amendments	(43)	(6)
Other	(6)	28
Ending Balance, Benefit Obligation	810	767	805
Beginning Balance, Plan Assets	0	0
Employer Contributions	69	71
Benefits Paid	70	87
Defined Benefit Plan, Plan Assets, Business Combination	20	0
Other	1	16
Ending Balance, Plan Assets	20	0	0
Benefit obligations	767	805	805	810		767
Funded status of plan				(790)		(767)
Current liability				61		72
Noncurrent liability				729		695
Net amount recognized				(790)		(767)
Net actuarial gain (loss)				184		143
Prior service credit				(47)		(10)
Net amount recognized				(231)		$ (153)
Amortization of prior service credit	(6)	(1)	0
Recognized actuarial net (gain) loss - in net periodic cost	(10)	(9)	(4)
Impact of change in estimation of NPPC	12	$ 21	$ 33
Current year actuarial gain (loss)	52
Amortization of actuarial loss (gain)	10
Current year prior service cost/credit	(43)
Amortization of prior service credit	(6)
Other	1
Total recognized in other comprehensive loss	(78)
Net recognized in net periodic pension cost and other comprehensive loss	$ (66)
Net actuarial (loss)/gain				12
Prior service credit				$ 42
Discount rate, benefit obligation				4.10%		3.40%
Discount rate, net cost	3.40%	3.80%	4.00%
Health care cost trend rate assumed for next year				7.00%		7.00%
Rate that the cost trend rate gradually declines to				5.00%		5.00%
Year that the rate reaches the rate it is assumed to remain at	2026	2026
Expected return on plan assets, net cost	7.00%
Effect on total service and interest cost - increase	$ 1
Effect on postretirement benefit obligation - increase	32
Effect on total service and interest cost - decrease	1
Effect on postretirement benefit obligation - decrease	28
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Benefit Obligation	36,999	$ 34,923
Service Cost	372	374	$ 383
Interest cost	1,117	1,120	1,183
Actuarial loss (gain)	(2,048)	1,804
Total benefits paid	1,932	1,782
Net settlement, curtailment, and special termination benefits	38	49
Defined Benefit Plan, Benefit Obligation, Business Combination	3,694	0
Plan amendments	65	4
Other	(434)	605
Ending Balance, Benefit Obligation	37,795	36,999	34,923
Beginning Balance, Plan Assets	35,689	30,555
Actual return on plan assets	(1,667)	4,258
Employer Contributions	238	2,188
Benefits Paid	1,932	1,782
Defined Benefit Plan, Plan Assets, Business Combination	3,355	0
Settlements	38	41
Other	(392)	511
Ending Balance, Plan Assets	35,253	35,689	30,555
Benefit obligations	36,999	34,923	34,923	$ 37,795		$ 36,999
Funded status of plan				(2,542)		(1,310)
Noncurrent assets				686		957
Current liability				88		70
Noncurrent liability				3,140		2,197
Net amount recognized				(2,542)		(1,310)
Net actuarial gain (loss)				(8,606)		(7,238)
Prior service credit				139		37
Net amount recognized				8,745		$ 7,275
Expected return on plan assets	2,255	2,215	2,202
Amortization of prior service credit	(41)	(36)	(33)
Recognized actuarial net (gain) loss - in net periodic cost	401	575	572
Impact of change in estimation of NPPC	(405)	(179)	401
Net settlement and curtailment gain (loss)	(1)	$ (3)	$ (498)
Current year actuarial gain (loss)	(1,871)
Amortization of actuarial loss (gain)	401
Current year prior service cost/credit	65
Amortization of prior service credit	(41)
Net settlement and curtailment loss	2
Other	(108)
Total recognized in other comprehensive loss	1,470
Net recognized in net periodic pension cost and other comprehensive loss	$ 1,065
Net actuarial (loss)/gain				(214)
Prior service credit				17
Total amount to be amortized from AOCI to NPPC				$ 231
Salary scale, benefit obligation				4.20%		4.20%
Expected return on plan assets, benefit obligation				0.00%		0.00%
Salary scale, net cost	4.20%	4.10%	4.20%
Expected return on plan assets, net cost	6.80%	7.30%	7.30%
Fair value of plan assets				$ 22,803		$ 20,438
Defined Benefit Plan, Pension Plan with Projected Benefit Obligation in Excess of Plan Assets, Projected Benefit Obligation				28,591		27,211
Defined Benefit Plan, Pension Plan with Projected Benefit Obligation in Excess of Plan Assets, Accumulated Benefit Obligation				27,968		26,560
Defined Benefit Plan, Pension Plan with Projected Benefit Obligation in Excess of Plan Assets, Plan Assets				$ 25,362		$ 24,944
PBO [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate, benefit obligation				4.00%		3.40%
Discount rate, net cost	3.40%	3.80%	4.10%
Interest cost [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate, benefit obligation				0.00%		0.00%
Discount rate, net cost	3.00%	3.30%	3.40%
Service cost [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate, benefit obligation				0.00%		0.00%
Discount rate, net cost	3.30%	3.60%	3.80%
Rockwell Collins [Member] | Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, liability, pension projected benefit obligation					$ 186
Business combination, recognized identifiable assets acquired and liabilities assumed, asset, pension plan assets					20
Rockwell Collins [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, liability, pension projected benefit obligation					3,700
Business combination, recognized identifiable assets acquired and liabilities assumed, asset, pension plan assets					$ 3,400